Investments in Marketable Securities Available-for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	$ 18,790	$ 2,362
Gross Unrealized Gains	20	15
Gross Unrealized Losses	(299)	0
Aggregate Market Value	18,511	2,377
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	13,244	2,212
Gross Unrealized Gains	18	7
Gross Unrealized Losses	(179)	0
Aggregate Market Value	13,083	2,219
Time deposit with original maturities more than three months
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	5,546	150
Gross Unrealized Gains	2	8
Gross Unrealized Losses	(120)	0
Aggregate Market Value	$ 5,428	$ 158